SCHEDULE OF FINANCE LEASES (Details) - USD ($)	Dec. 31, 2024	Apr. 22, 2024	Dec. 31, 2023
Leases
Leased medical equipment (property and equipment)	$ 10,976	$ 10,976
Less: accumulated depreciation	(1,646)
Total leased medical equipment, net	9,330
Finance lease liabilities, current portion	2,030
Finance lease liabilities, long-term	7,615
Total finance lease liabilities	$ 9,645
Finance lease, Weighted-average remaining lease term (years)	4 years 7 months 6 days
Finance lease, Weighted average discount rate	2.00%